Average Annual Total Returns		12 Months Ended	14 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Morningstar U.S. 1-3 Month Treasury Bill Growth USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.29%	4.38%
M3Sixty Onchain U.S. Government Money Market Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.36%	3.37%
Performance Inception Date			Oct. 22, 2024

[1]	The Morningstar U.S. 1-3 Month Treasury Bill Growth USD Index measures the performance of fixed-rate, investment-grade U.S. Treasury Bills with 1-3 months remaining until maturity. The index is market-capitalization weighted. Indices do not reflect the deduction of fees, expenses, or taxes, and individuals cannot invest directly in any index.